Other Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2015
Other Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and fair value of financial instruments

	April 30, 2015		April 30, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments	$48.4	$48.4	$55.4	$55.4
Derivative financial instruments - net	(17.3)	(17.3)	33.9	33.9
Long-term debt	(5,944.9)	(6,011.3)	(1,973.1)	(2,239.1)

Financial assets (liabilities) measured at fair value on a recurring basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2015
Other investments: (A)
Equity mutual funds	$9.7	$—	$—	$9.7
Municipal obligations	—	37.9	—	37.9
Money market funds	0.8	—	—	0.8
Derivatives: (B)
Commodity contracts - net	(12.4)	(8.7)	—	(21.1)
Foreign currency exchange contracts - net	(0.2)	4.0	—	3.8
Long-term debt (C)	(4,459.0)	(1,552.3)	—	(6,011.3)

Total financial instruments measured at fair value	$(4,461.1)	$(1,519.1)	$—	$(5,980.2)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2014
Other investments: (A)
Equity mutual funds	$12.0	$—	$—	$12.0
Municipal obligations	—	34.4	—	34.4
Money market funds	9.0	—	—	9.0
Derivatives: (B)
Commodity contracts - net	13.5	4.8	—	18.3
Foreign currency exchange contracts - net	—	0.7	—	0.7
Interest rate contract - net	—	14.9	—	14.9
Long-term debt (C)	(772.0)	(1,467.1)	—	(2,239.1)

Total financial instruments measured at fair value	$(737.5)	$(1,412.3)	$—	$(2,149.8)

(A)

Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets, municipal obligations valued by a third party using valuation techniques that utilize inputs that are derived principally from or corroborated by observable market data, and money market funds with maturities of three months or less. Based on the short-term nature of these money market funds, carrying value approximates fair value. As of April 30, 2015, our municipal obligations are scheduled to mature as follows: $0.9 in 2016, $1.3 in 2017, $1.1 in 2018, $3.0 in 2019, and the remaining $31.6 in 2020 and beyond. For additional information, see Marketable Securities and Other Investments in Note 1: Accounting Policies.

(B)

Level 1 commodity contract and foreign currency exchange derivatives are valued using quoted market prices for identical instruments in active markets. Level 2 commodity contract and foreign currency exchange derivatives are valued using quoted prices for similar assets or liabilities in active markets. The Level 2 interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note 8: Derivative Financial Instruments.

(C)

Long-term debt is comprised of $750.0 in public Senior Notes and the $3.7 billion Senior Notes issued in 2015 classified as Level 1 and the Term Loan classified as Level 2 in 2015. Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2 in 2014. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes and Term Loan are based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve for private Senior Notes or an estimated yield curve obtained from independent pricing sources for similar types of term loan borrowing arrangements. For additional information, see Note 6: Debt and Financing Arrangements.